3) Risk Management (Details 26) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Interest rate [Member]
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	Variation of -5%
Total	R$ (166,933)
Longevity (improvement) [Member]
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	0.2% .
Total	R$ (83,624)
Conversion to income [Member]
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	+ 5 p.p.
Total	R$ (41,036)